Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Over-Allotment Option [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Over-Allotment Option [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Over-Allotment Option [Member] Preferred Stock [Member]	Over-Allotment Option [Member] Common Stock [Member]	Over-Allotment Option [Member] Additional Paid-in Capital [Member]	Over-Allotment Option [Member] Retained Earnings [Member]	Over-Allotment Option [Member] AOCI Attributable to Parent [Member]	Over-Allotment Option [Member]	Helomics Holding Corp. [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Helomics Holding Corp. [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Helomics Holding Corp. [Member] Preferred Stock [Member]	Helomics Holding Corp. [Member] Common Stock [Member]	Helomics Holding Corp. [Member] Additional Paid-in Capital [Member]	Helomics Holding Corp. [Member] Retained Earnings [Member]	Helomics Holding Corp. [Member] AOCI Attributable to Parent [Member]	Helomics Holding Corp. [Member]	Consulting Agreement One [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Consulting Agreement One [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Consulting Agreement One [Member] Preferred Stock [Member]	Consulting Agreement One [Member] Common Stock [Member]	Consulting Agreement One [Member] Additional Paid-in Capital [Member]	Consulting Agreement One [Member] Retained Earnings [Member]	Consulting Agreement One [Member] AOCI Attributable to Parent [Member]	Consulting Agreement One [Member]	Consulting Agreement Two [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Consulting Agreement Two [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Consulting Agreement Two [Member] Preferred Stock [Member]	Consulting Agreement Two [Member] Common Stock [Member]	Consulting Agreement Two [Member] Additional Paid-in Capital [Member]	Consulting Agreement Two [Member] Retained Earnings [Member]	Consulting Agreement Two [Member] AOCI Attributable to Parent [Member]	Consulting Agreement Two [Member]	Consultant Contract One [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Consultant Contract One [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Consultant Contract One [Member] Preferred Stock [Member]	Consultant Contract One [Member] Common Stock [Member]	Consultant Contract One [Member] Additional Paid-in Capital [Member]	Consultant Contract One [Member] Retained Earnings [Member]	Consultant Contract One [Member] AOCI Attributable to Parent [Member]	Consultant Contract One [Member]	Consultant Contract Two [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Consultant Contract Two [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Consultant Contract Two [Member] Preferred Stock [Member]	Consultant Contract Two [Member] Common Stock [Member]	Consultant Contract Two [Member] Additional Paid-in Capital [Member]	Consultant Contract Two [Member] Retained Earnings [Member]	Consultant Contract Two [Member] AOCI Attributable to Parent [Member]	Consultant Contract Two [Member]	Contract with TumorGenesis [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Contract with TumorGenesis [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Contract with TumorGenesis [Member] Preferred Stock [Member]	Contract with TumorGenesis [Member] Common Stock [Member]	Contract with TumorGenesis [Member] Additional Paid-in Capital [Member]	Contract with TumorGenesis [Member] Retained Earnings [Member]	Contract with TumorGenesis [Member] AOCI Attributable to Parent [Member]	Contract with TumorGenesis [Member]	Series E Warrants [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Series E Warrants [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Series E Warrants [Member] Preferred Stock [Member]	Series E Warrants [Member] Common Stock [Member]	Series E Warrants [Member] Additional Paid-in Capital [Member]	Series E Warrants [Member] Retained Earnings [Member]	Series E Warrants [Member] AOCI Attributable to Parent [Member]	Series E Warrants [Member]	Re-priced Warrants [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Re-priced Warrants [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Re-priced Warrants [Member] Preferred Stock [Member]	Re-priced Warrants [Member] Common Stock [Member]	Re-priced Warrants [Member] Additional Paid-in Capital [Member]	Re-priced Warrants [Member] Retained Earnings [Member]	Re-priced Warrants [Member] AOCI Attributable to Parent [Member]	Re-priced Warrants [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2015																																																																											$ 18,950	$ 2,080	$ 44,584,118	$ (40,492,437)		$ 4,112,711
Balance (in shares) at Dec. 31, 2015																																																																												208,259
Vesting Expense																																																																													165,271			165,271
Unrealized (loss) from marketable securities																																																																															$ 1,501	1,501
Net loss																																																																														(6,526,014)		(6,526,014)
Balance at Dec. 31, 2016																																																																											792	$ 45,644	47,894,196	(47,018,451)	1,501	923,682
Balance (in shares) at Dec. 31, 2016																																																																										79,246		4,564,428
Shares issued pursuant to the public offering				$ 1,750	$ 392,000			$ 393,750																																																																				$ 17,500	3,403,688			3,421,188
Shares issued pursuant to the public offering (in shares)				175,000																																																																								1,750,000
Vesting Expense																																																																													2,142,189			2,142,189
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement																																																																												$ (4,000)				(4,000)
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement (in shares)																																																																												(400,000)
Shares issued for services																				$ 1,000	$ 219,000			$ 220,000				$ 433	$ 63,699			$ 64,132
Shares issued for services (in shares)																				100,000								43,333
Unrealized (loss) from marketable securities																																																																															(1,501)	(1,501)
Net loss																																																																														(4,877,542)		(4,877,542)
Balance at Sep. 30, 2017																																																																											792	$ 62,327	54,114,771	(51,895,993)		2,281,897
Balance (in shares) at Sep. 30, 2017																																																																										79,246		6,232,761
Balance at Dec. 31, 2016																																																																											792	$ 45,644	47,894,196	(47,018,451)	1,501	923,682
Balance (in shares) at Dec. 31, 2016																																																																										79,246		4,564,428
Shares issued pursuant to the public offering				$ 1,750	392,000			393,750																																																																				$ 17,500	3,403,688			3,421,188
Shares issued pursuant to the public offering (in shares)				175,000																																																																								1,750,000
Vesting Expense																																																																													4,042,256			4,042,256
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement																																																																												$ (4,000)				(4,000)
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement (in shares)																																																																												(400,000)
Unrealized (loss) from marketable securities																																																																														(1)	(1,501)
Net loss																																																																														(7,746,593)		(7,746,593)
Balance at Dec. 31, 2017																																																																											7,271	$ 69,432	57,380,256	(54,765,045)		2,691,914
Balance (in shares) at Dec. 31, 2017																																																																									647,819	79,246		6,943,283
Preferred conversion to common shares pursuant to private placement agreement																																																																											(5,659)	$ 6,604	85,236			86,182
Preferred conversion to common shares pursuant to private placement agreement (in shares)																																																																												660,522
Shares issued pursuant to the public offering				$ 2,153	$ 202,268	$ 1		$ 204,422																																																																				$ 29,000	2,726,087			2,755,087
Shares issued pursuant to the public offering (in shares)				215,247																																																																								2,900,000
Vesting Expense																																																																													800,322			800,322
Shares issued for services																																				$ 1,500	$ 175,500			$ 177,000				$ 1,000	$ 117,000			$ 118,000
Shares issued for services (in shares)																																				150,000								100,000
Net loss																																																																														(6,640,301)		(6,640,301)
Balance at Sep. 30, 2018																																																																											792	$ 133,983	64,297,137	(61,405,345)		3,026,567
Balance (in shares) at Sep. 30, 2018																																																																										79,246		13,398,339
Preferred conversion to common shares pursuant to private placement agreement																																																																											(6,479)	$ 5,897	582			0
Preferred conversion to common shares pursuant to private placement agreement (in shares)																																																																									(647,819)			589,747
Investment pursuant to Helomics 20% acquisition												$ 11,000	$ 1,031,250			$ 1,042,250
Investment pursuant to Helomics 20% acquisition (in shares)												1,100,000
Warrant exercises																																																												$ 1,454	$ 143,942			$ 145,396				$ 5,046	$ 499,619			$ 504,665
Warrant exercises (in shares)																																																												145,396								504,666
Shares issued in escrow pursuant to a contract with TumorGenesis @ $1.17 per share																																																				$ 7,500	$ 870,000			$ 877,500
Shares issued in escrow pursuant to a contract with TumorGenesis @ $1.17 per share (in shares)																																																				750,000
Stock issuable for bridge loan																																																																													206,605			206,605
Warrants issued per bridge loan																																																																													$ 143,707			$ 143,707